Acquisitions and dispositions - Assets held-for-sale (Details) - Held-for-sale - Northfield OpCo $ in Thousands	Dec. 31, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, used in operations, net	$ 20,391
Cash and cash equivalents	55,822
Tenant and other receivables, net	7,322
Prepaid expenses and other assets	3,024
Goodwill	17,915
Other intangible assets, net	251,214
Assets held for sale	355,688
Due to MGM Resorts International and affiliates	80
Accounts payable, accrued expenses and other liabilities	28,806
Deferred revenue	51
Liabilities related to assets held for sale	$ 28,937